Schedule of Investments (unaudited)	iShares® Self-Driving EV and Tech ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.0%
Core Lithium Ltd.(a)(b)	6,158,583	$565,536
Pilbara Minerals Ltd.(b)	4,357,005	11,092,513
		11,658,049
China — 17.7%
BYD Co. Ltd., Class H	396,500	10,869,083
Ganfeng Lithium Group Co. Ltd., Class H(c)	1,309,880	3,841,200
Li Auto Inc.(a)	556,400	7,289,895
NIO Inc., Class A(a)	1,445,000	6,826,949
XPeng Inc.(a)	1,277,900	5,180,810
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	2,025,500	6,959,710
		40,967,647
Finland — 0.4%
Kempower OYJ(a)(b)	49,799	1,018,511

France — 11.6%
Forvia SE(a)	50,088	797,133
Renault SA	265,769	13,164,424
Schneider Electric SE	56,731	12,935,427
		26,896,984
Germany — 1.1%
Continental AG	34,965	2,266,127
Vitesco Technologies Group AG	4,233	288,303
		2,554,430
Israel — 0.0%
Innoviz Technologies Ltd.(a)(b)	50,725	58,334

Japan — 6.5%
Denso Corp.	587,400	10,011,127
GS Yuasa Corp.	241,800	4,562,146
TS Tech Co. Ltd.	30,600	376,782
		14,950,055
Netherlands — 1.2%
Alfen NV(a)(b)(c)	66,929	2,884,499

Singapore — 0.1%
Vinfast Auto Ltd., NVS(a)(b)	104,614	267,812

South Korea — 11.4%
Hyundai Mobis Co. Ltd.	19,869	3,250,554
LG Energy Solution Ltd.(a)	31,807	8,849,303
Samsung SDI Co. Ltd.	30,491	9,436,017
Sebang Global Battery Co. Ltd.	17,940	1,318,174
SK IE Technology Co. Ltd.(a)(c)	86,901	3,678,079
		26,532,127
Sweden — 2.9%
Hexagon AB, Class B	636,972	6,663,346

Switzerland — 5.4%
ABB Ltd., Registered	258,834	12,576,340

Taiwan — 1.4%
Advanced Energy Solution Holding Co. Ltd.	100,000	1,921,082
Darfon Electronics Corp.	637,000	1,231,789
		3,152,871
United Kingdom — 0.5%
Polestar Automotive Holding U.K. PLC, Class A(a)(b)	793,172	1,102,509

United States — 24.6%
Adient PLC(a)	29,885	892,665
Aptiv PLC(a)	91,310	6,483,010
Arcadium Lithium PLC, NVS(a)(b)	1,393,834	6,132,870
Security	Shares	Value

United States (continued)
Aurora Innovation Inc., Class A(a)(b)	218,597	$606,607
Autoliv Inc.	27,180	3,255,892
Blue Bird Corp.(a)	75,932	2,502,339
ChargePoint Holdings Inc., Class A(a)(b)	915,626	1,217,782
Cooper-Standard Holdings Inc.(a)	5,458	84,217
CTS Corp.	9,921	453,886
EVgo Inc., Class A(a)(b)	312,760	566,096
Gentex Corp.	75,348	2,584,436
Gentherm Inc.(a)	10,531	532,553
Lear Corp.	18,826	2,369,629
Lucid Group Inc.(a)(b)	2,410,537	6,146,869
Lumentum Holdings Inc.(a)(b)	21,530	942,153
Luminar Technologies Inc., Class A(a)(b)	82,992	121,998
Methode Electronics Inc.	11,010	134,212
Microvast Holdings Inc.(a)(b)	683,725	267,952
Nikola Corp.(a)(b)	2,864,996	1,778,016
QuantumScape Corp., Class A(a)(b)	1,045,749	5,667,959
Rivian Automotive Inc., Class A(a)(b)	578,904	5,152,246
Stoneridge Inc.(a)	8,526	127,719
Tesla Inc.(a)	43,703	8,009,886
Visteon Corp.(a)	8,860	980,182
		57,011,174
Total Common Stocks — 89.8%
(Cost: $267,263,559)		208,294,688

Preferred Stocks

Germany — 9.4%
Porsche Automobil Holding SE, Preference Shares, NVS	213,305	10,868,206
Volkswagen AG, Preference Shares, NVS	90,010	11,026,684
		21,894,890
Total Preferred Stocks — 9.4%
(Cost: $26,899,691)		21,894,890

Total Long-Term Investments — 99.2%
(Cost: $294,163,250)		230,189,578

Short-Term Securities

Money Market Funds — 14.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	33,719,985	33,730,101
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	110,000	110,000

Total Short-Term Securities — 14.6%
(Cost: $33,844,698)		33,840,101

Total Investments — 113.8%
(Cost: $328,007,948)		264,029,679

Liabilities in Excess of Other Assets — (13.8)%		(32,084,664)
Net Assets — 100.0%		$231,945,015

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Self-Driving EV and Tech ETF
April 30, 2024

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$93,121,617	$—	$(59,395,216	)(a)	$10,795	$(7,095)	$33,730,101	33,719,985	$2,492,874	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	—	(70,000	)(a)	—	—	110,000	110,000	10,386		—
					$10,795	$(7,095)	$33,840,101		$2,503,260		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	15	06/21/24	$780	$(14,158)
S&P 500 E-Mini Index	3	06/21/24	760	(25,753)
				$(39,911)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Self-Driving EV and Tech ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$58,439,829	$149,854,859	$—	$208,294,688
Preferred Stocks	—	21,894,890	—	21,894,890
Short-Term Securities
Money Market Funds	33,840,101	—	—	33,840,101
	$92,279,930	$171,749,749	$—	$264,029,679
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(25,753)	$(14,158)	$—	$(39,911)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
S&P	Standard & Poor’s

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